Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment:

December 31, 2023	Cost	Accumulated depreciation	Net book value
Vessels	$12,072.4	$(3,028.5)	$9,043.9
Equipment and other	566.5	(230.8)	335.7
Property, plant and equipment	$12,638.9	$(3,259.3)	$9,379.6

December 31, 2022	Cost	Accumulated depreciation	Net book value
Vessels	$9,610.7	$(2,805.6)	$6,805.1
Equipment and other	542.9	(191.1)	351.8
Property, plant and equipment	$10,153.6	$(2,996.7)	$7,156.9

During the year ended December 31, 2023, depreciation and amortization expense relating to property, plant and equipment was $365,974,000 (2022 – $334,121,000; 2021 – $345,164,000).
During the year ended December 31, 2022, the Company accepted delivery of one 15,000 and six 11,800 TEU newbuild vessels, each of which commenced a five-year charter upon delivery.
During the year ended December 31, 2022, the Company completed the sale of 10 vessels. The Company received gross proceeds of $257,075,000 for the 10 vessel sales and recognized loss on sale of $3,973,000 in aggregate.
In December 2022, the Company entered into an agreement to sell one 4,250 TEU vessel for gross proceeds $21,600,000, subject to closing conditions. As at December 31, 2022 this vessel was classified as asset held for sale. The sale was completed in January 2023 and recognized a gain on sale of $2,744,000.
During the year ended December 31, 2023, the Company entered into agreements to sell two 4,250 TEU vessels for gross proceeds of $43,250,000, resulting in a net gain on sale of $920,000.
During the year ended December 31, 2023, the Company completed the purchase of two secondhand 8,100 TEU vessels from ONE for an aggregate purchase price of $54,400,000 (note 5).
During the year ended December 31, 2023, the Company took delivery of 18 newbuild vessels. The vessels range in size from 7,000 to 15,500 TEU and each commenced a long-term charter upon delivery. The aggregate purchase price for the newbuild vessels delivered during the year ended December 31, 2023 was $2,118,139,000.
As at December 2023, the Company has one 4,250 TEU vessel classified as asset held for sale. The sale was completed in February 2024 for gross proceeds $29,800,000 (note 23).